FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Narrative) (Details)	12 Months Ended
	Jan. 31, 2013 USD ($)	Jan. 31, 2013 CAD	Jan. 31, 2012 USD ($)	Jan. 31, 2012 CAD
Cash, FDIC Insured Amount	$ 100,000
Cash	150,000	560,000	1,924,000	1,793,000
Canadian dollar term deposits guaranteed by the provincial government of BC		1,350,000		5,500,000
Change in value of currency against US Dollar	10.00%
Foreign Currency Transaction Gain (Loss), Unrealized	$ 159,845